LOANS AND ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Composition of Loans and Leases HFI by Portfolio and by Rate Type
The following presents the composition of loans and leases HFI by portfolio and by rate type as of the dates indicated:

	December 31, 2025		December 31, 2024
(dollars in thousands)	Amount	Percent	Amount	Percent
Commercial LHFI:
CRE loans	$8,135,821	9.8%	$8,624,800	9.9%
C&I loans	7,820,988	9.4%	8,386,344	9.6%
Multifamily loans	9,601,558	11.6%	9,840,692	11.3%
Other commercial	8,249,571	10.0%	7,608,933	8.7%
Total commercial LHFI	$33,807,938	40.8%	$34,460,769	39.5%
Consumer loans secured by real estate:
Residential mortgages	4,039,103	4.9%	4,415,747	5.1%
Home equity loans and lines of credit	1,797,387	2.2%	2,091,365	2.4%
Total consumer loans secured by real estate	$5,836,490	7.1%	$6,507,112	7.5%
Consumer loans not secured by real estate:
RICs and auto loans	42,736,050	51.4%	44,585,718	50.9%
Personal unsecured loans	492,525	0.6%	1,715,727	2.0%
Other consumer	18,306	0.1%	35,173	0.1%
Total consumer loans	$49,083,371	59.2%	$52,843,730	60.5%
Total LHFI (1)	$82,891,309	100.0%	$87,304,499	100.0%
Total LHFI:
Fixed rate	$59,079,072	71.3%	$62,085,179	71.1%
Variable rate	23,812,237	28.7%	25,219,320	28.9%
Total LHFI (1)	$82,891,309	100.0%	$87,304,499	100.0%
(1)Total LHFI includes unamortized deferred loan fees, net of deferred origination costs; unamortized purchase premiums, net of discounts; unamortized participation fees; accretable Subvention; as well as purchase accounting adjustments. These items resulted in a net positive adjustment to the loan balances of $607.1 million and $425.4 million as of December 31, 2025 and December 31, 2024, respectively.

Schedule of Activity in ACL by Portfolio Segment	The activity in the ACL by portfolio segment was as follows for the periods indicated:

	Year ended December 31, 2025
(in thousands)	Commercial	Consumer	Total
ALLL, beginning of period	$565,685	$5,996,327	$6,562,012
Credit loss expense	1,499	1,649,853	1,651,352
Charge-offs	(143,613)	(4,565,026)	(4,708,639)
Recoveries	48,157	2,446,774	2,494,931
Charge-offs, net of recoveries	$(95,456)	$(2,118,252)	$(2,213,708)
ALLL, end of period	$471,728	$5,527,928	$5,999,656

Reserve for unfunded lending commitments, beginning of period	$46,026	$1,917	$47,943
Credit loss expense/ (benefit) on unfunded lending commitments	(3,388)	7,960	4,572
Reserve for unfunded lending commitments, end of period	$42,638	$9,877	$52,515
Total ACL, end of period	$514,366	$5,537,805	$6,052,171

	Year ended December 31, 2024
(in thousands)	Commercial	Consumer	Total
ALLL, beginning of period	$616,788	$6,315,265	$6,932,053
Credit loss (benefit) / expense	(4,573)	1,954,511	1,949,938
Charge-offs	(108,032)	(4,732,029)	(4,840,061)
Recoveries	61,502	2,458,580	2,520,082
Charge-offs, net of recoveries	$(46,530)	$(2,273,449)	$(2,319,979)
ALLL, end of period	$565,685	$5,996,327	$6,562,012

Reserve for unfunded lending commitments, beginning of period	$55,846	$4,916	$60,762
Credit loss (benefit) on unfunded lending commitments	(9,820)	(2,999)	(12,819)
Reserve for unfunded lending commitments, end of period	$46,026	$1,917	$47,943
Total ACL, end of period	$611,711	$5,998,244	$6,609,955
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

	Year Ended December 31, 2023
(in thousands)	Commercial	Consumer	Total
ALLL, beginning of period	$562,216	$6,217,783	$6,779,999
Day 1: Adjustment to allowance for adoption of ASU 2022-2	4,986	50,254	55,240
Credit loss expense	141,510	2,109,748	2,251,258
Charge-offs	(158,157)	(4,586,806)	(4,744,963)
Recoveries	66,233	2,524,286	2,590,519
Charge-offs, net of recoveries	(91,924)	(2,062,520)	(2,154,444)
ALLL, end of period	$616,788	$6,315,265	$6,932,053

Reserve for unfunded lending commitments, beginning of period	$77,709	$7,873	$85,582
Credit loss benefit on unfunded lending commitments	(21,863)	(2,957)	(24,820)
Reserve for unfunded lending commitments, end of period	55,846	4,916	60,762
Total ACL end of period	$672,634	$6,320,181	$6,992,815

Schedule of Non-Accrual Loans by Class of Financing Receivable
The amortized cost basis of financing receivables that are non-accrual and other non-performing assets disaggregated by class of financing receivables (as well as the amount of non-accrual loans for which no related allowance is recorded) are as follows at the dates indicated:

	Non-accrual loans and other non-performing assets as of:(1)		Non-accrual loans with no related allowance
(in thousands)	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

Non-accrual loans:
Commercial:
CRE	$187,657	$243,761	$79,107	$36,643
C&I	47,813	132,146	25,817	70,153
Multifamily	309,994	226,448	89,352	81,480
Other commercial	4,518	8,037	—	9
Total commercial loans	$549,982	$610,392	$194,276	$188,285
Consumer:
Residential mortgages	59,089	52,170	1,411	1,436
Home equity loans and lines of credit	57,109	70,414	10,604	12,681
RICs and auto loans	2,683,202	2,241,575	167,766	147,574
Personal unsecured loans	93	486	—	—
Other consumer	18,413	15,198	15	201
Total consumer loans	$2,817,906	$2,379,843	$179,796	$161,892
Total non-accrual loans	$3,367,888	$2,990,235	$374,072	$350,177

OREO	41,978	54,121	—	—
Repossessed vehicles	249,913	249,209	—	—
Foreclosed and other repossessed assets	1,297	25,182	—	—
Total OREO and other repossessed assets	$293,188	$328,512	$—	$—
Total non-performing assets	$3,661,076	$3,318,747	$374,072	$350,177
(1) Interest income recognized on nonaccrual loans was $292.3 million and $242.9 million for the year ended December 31, 2025 and December 31, 2024, respectively.

Schedule of Age Analysis of Past Due Loans
The amortized cost of past due loans and accruing loans 90 days or greater past due disaggregated by class of financing receivables is summarized as follows at the dates indicated:

As of:	December 31, 2025
(in thousands)	30-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Financing Receivables	Amortized Cost > 90 Days and Accruing
Commercial:
CRE (1)	$53,752	$106,685	$160,437	$8,207,814	$8,368,251	$—
C&I (2)	63,648	13,039	76,687	7,885,134	7,961,821	—
Multifamily	73,986	159,064	233,050	9,368,508	9,601,558	—
Other commercial	66,114	3,366	69,480	8,180,091	8,249,571	1
Consumer:
Residential mortgages (3)	77,611	59,167	136,778	5,115,266	5,252,044	—
Home equity loans and lines of credit	27,930	46,348	74,278	1,723,109	1,797,387	—
RICs and auto loans	6,072,147	673,386	6,745,533	35,990,517	42,736,050	—
Personal unsecured loans	21,996	18,049	40,045	452,480	492,525	8,699
Other consumer	863	205	1,068	17,238	18,306	—
Total	$6,458,047	$1,079,309	$7,537,356	$76,940,157	$84,477,513	$8,700
(1) CRE loans include $232.4 million of LHFS at December 31, 2025.
(2) C&I loans include $140.8 million of LHFS at December 31, 2025.
(3) Residential mortgages include $1.2 billion of LHFS at December 31, 2025.

As of:	December 31, 2024
(in thousands)	30-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
Commercial:
CRE	$14,113	$107,189	$121,302	$8,503,498	$8,624,800	$—
C&I (1)	54,966	30,007	84,973	8,497,612	8,582,585	—
Multifamily	55,813	140,025	195,838	9,644,854	9,840,692	—
Other commercial	53,345	3,289	56,634	7,552,299	7,608,933	—
Consumer:
Residential mortgages (2)	71,252	48,511	119,763	5,433,696	5,553,459	—
Home equity loans and lines of credit	34,698	60,302	95,000	1,996,365	2,091,365	—
RICs and auto loans	5,377,426	591,437	5,968,863	38,616,855	44,585,718	—
Personal unsecured loans	41,673	22,296	63,969	1,651,758	1,715,727	8,796
Other consumer	1,078	146	1,224	33,949	35,173	—
Total	$5,704,364	$1,003,202	$6,707,566	$81,930,886	$88,638,452	$8,796
(1)C&I loans included $196.2 million of LHFS at December 31, 2024.
(2) Residential mortgages included $1.1 billion of LHFS at December 31, 2024.

Schedule of Commercial Lending Asset Quality Indicators and Consumer Lending Asset Quality Indicators-Credit Score	Amortized cost basis of loans in the commercial portfolio segment by credit quality indicator, class of financing receivable, and year of origination are summarized as follows:

December 31, 2025	Commercial Loan Portfolio (2)
(dollars in thousands)	Amortized Cost by Origination Year
Regulatory Rating:	2025(1)	2024	2023	2022	2021	Prior	Total (3)
CRE
Pass	$593,052	$1,033,158	$1,291,871	$1,602,467	$513,182	$1,167,704	$6,201,434
Special mention	9,720	—	156,521	770,466	192,505	199,083	1,328,295
Substandard	—	137	27,886	386,822	102,459	288,730	806,034
Doubtful	—	—	—	—	—	32,488	32,488
Total CRE	$602,772	$1,033,295	$1,476,278	$2,759,755	$808,146	$1,688,005	$8,368,251
Current period gross write-offs - CRE	$—	$—	$—	$—	$8,650	$48,802	$57,452
C&I
Pass	$777,229	$902,846	$465,249	$1,030,736	$555,840	$2,334,869	$6,066,769
Special mention	63,594	20,419	90,361	42,008	98,873	167,823	483,078
Substandard	35	45,343	67,662	108,544	77,000	255,250	553,834
N/A(4)	352,229	261,666	119,486	89,734	29,795	5,230	858,140
Total C&I	$1,193,087	$1,230,274	$742,758	$1,271,022	$761,508	$2,763,172	$7,961,821
Current period gross write-offs - C&I	$3,265	$14,301	$13,411	$14,052	$4,864	$14,711	$64,604
Multifamily
Pass	$831,626	$62,702	$488,387	$2,943,747	$1,385,731	$2,298,668	$8,010,861
Special mention	—	—	139,090	126,189	60,505	126,876	452,660
Substandard	—	—	120,054	411,352	222,928	383,703	1,138,037
Total multifamily	$831,626	$62,702	$747,531	$3,481,288	$1,669,164	$2,809,247	$9,601,558
Current period gross write-offs - Multifamily	$—	$—	$—	$2,545	$1,247	$10,543	$14,335
Remaining commercial
Pass	$4,277,683	$1,340,972	$788,195	$625,067	$341,222	$872,814	$8,245,953
Substandard	—	1,200	259	607	738	814	3,618
Total remaining commercial	$4,277,683	$1,342,172	$788,454	$625,674	$341,960	$873,628	$8,249,571
Current period gross write-offs - Remaining commercial	$—	$—	$—	$—	$—	$7,222	$7,222
Total commercial loans
Pass	$6,479,590	$3,339,678	$3,033,702	$6,202,017	$2,795,975	$6,674,055	$28,525,017
Special mention	73,314	20,419	385,972	938,663	351,883	493,782	2,264,033
Substandard	35	46,680	215,861	907,325	403,125	928,497	2,501,523
Doubtful	—	—	—	—	—	32,488	32,488
N/A(4)	352,229	261,666	119,486	89,734	29,795	5,230	858,140
Total commercial loans	$6,905,168	$3,668,443	$3,755,021	$8,137,739	$3,580,778	$8,134,052	$34,181,201
Current period gross write-offs - Total commercial	$3,265	$14,301	$13,411	$16,597	$14,761	$81,278	$143,613
(1)Loans originated during the year ended December 31, 2025.
(2)Includes $373.3 million of LHFS at December 31, 2025.
(3)Includes $3.8 million of revolving loans converted to term loans.
(4)Not subject to internal risk rating process.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

December 31, 2024	Commercial Loan Portfolio (2)
(dollars in thousands)	Amortized Cost by Origination Year
Regulatory Rating:	2024(1)	2023	2022	2021	2020	Prior	Total (3)
CRE
Pass	$338,140	$824,121	$2,829,501	$1,098,765	$740,463	$1,387,777	$7,218,767
Special mention	18,961	32,300	276,613	311,328	22,486	98,887	760,575
Substandard	29,011	10,662	243,510	49,001	65,937	198,848	596,969
Doubtful	—	—	—	—	—	48,489	48,489
Total CRE	$386,112	$867,083	$3,349,624	$1,459,094	$828,886	$1,734,001	$8,624,800
Current period gross write-offs - CRE	$3,184	$—	$—	$19,709	$—	$681	$23,574
C&I
Pass	$1,196,845	$675,221	$1,291,707	$808,286	$412,971	$2,501,415	$6,886,445
Special mention	15,888	18,633	198,737	70,428	10,973	98,450	413,109
Substandard	—	125,253	33,951	73,032	25,830	211,237	469,303
N/A(4)	364,947	190,867	163,191	67,654	17,237	9,832	813,728
Total C&I	$1,577,680	$1,009,974	$1,687,586	$1,019,400	$467,011	$2,820,934	$8,582,585
Current period gross write-offs - C&I	$2,018	$13,647	$21,267	$10,256	$5,040	$6,956	$59,184
Multifamily
Pass	$57,650	$1,004,387	$2,690,142	$1,266,945	$823,374	$2,107,406	$7,949,904
Special mention	—	164,750	197,385	157,652	28,969	101,130	649,886
Substandard	—	86,516	490,480	212,479	90,304	361,123	1,240,902
Total multifamily	$57,650	$1,255,653	$3,378,007	$1,637,076	$942,647	$2,569,659	$9,840,692
Current period gross write-offs - Multifamily	$—	$—	$—	$—	$—	$14,100	$14,100
Remaining commercial
Pass	$3,700,349	$1,230,676	$1,019,522	$518,369	$330,432	$797,060	$7,596,408
Special mention	—	710	596	2,667	—	514	4,487
Substandard	—	1,151	2,141	1,242	303	3,201	8,038
Total remaining commercial	$3,700,349	$1,232,537	$1,022,259	$522,278	$330,735	$800,775	$7,608,933
Current period gross write-offs - Remaining commercial	$—	$267	$13	$20	$—	$10,874	$11,174
Total commercial loans
Pass	$5,292,984	$3,734,405	$7,830,872	$3,692,365	$2,307,240	$6,793,658	$29,651,524
Special mention	34,849	216,393	673,331	542,075	62,428	298,981	1,828,057
Substandard	29,011	223,582	770,082	335,754	182,374	774,409	2,315,212
Doubtful	—	—	—	—	—	48,489	48,489
N/A(4)	364,947	190,867	163,191	67,654	17,237	9,832	813,728
Total commercial loans	$5,721,791	$4,365,247	$9,437,476	$4,637,848	$2,569,279	$7,925,369	$34,657,010
Current period gross write-offs - Total commercial	$5,202	$13,914	$21,280	$29,985	$5,040	$32,611	$108,032
(1)Loans originated during the year ended December 31, 2024.
(2)Includes $196.2 million of LHFS at December 31, 2024.
(3)Includes $8.9 million of revolving loans converted to term loans.
(4)Not subject to internal risk rating process.
Consumer financing receivables for which either an internal or external credit score is a core component of the allowance model are summarized by credit score determined at origination as follows:

RICs and Auto Loans

As of December 31, 2025	RICs and auto loans
(dollars in thousands)	Amortized Cost by Origination Year (3)
Credit Score Range	2025(1)	2024	2023	2022	2021	Prior	Total	Percent
No FICO (2)	$1,294,566	$788,100	$339,108	$237,769	$87,563	$44,104	$2,791,210	6.5%
<600	6,494,985	4,230,757	2,371,792	1,493,463	614,334	347,510	15,552,841	36.4%
600-639	3,189,116	2,411,141	1,373,836	899,892	303,397	126,349	8,303,731	19.4%
640-679	1,866,741	1,710,794	863,575	570,745	176,130	69,687	5,257,672	12.3%
680-719	1,129,610	1,147,530	645,207	395,185	172,087	85,125	3,574,744	8.4%
720-759	616,200	739,322	417,983	292,715	166,497	75,288	2,308,005	5.4%
>=760	1,364,434	1,706,565	665,758	615,893	435,586	159,611	4,947,847	11.6%
Total	$15,955,652	$12,734,209	$6,677,259	$4,505,662	$1,955,594	$907,674	$42,736,050	100.0%
Current period gross write-offs - RICs and auto loans	$436,061	$1,605,890	$1,142,920	$776,382	$270,646	$164,568	$4,396,467
(1)    Loans originated during the year ended December 31, 2025.
(2)     Consists primarily of loans for which credit scores are not available or are not considered in the ALLL model.
(3)    Excludes LHFS.

As of December 31, 2024	RICs and auto loans
(dollars in thousands)	Amortized Cost by Origination Year (3)
Credit Score Range	2024(1)	2023	2022	2021	2020	Prior	Total	Percent
No FICO (2)	$1,405,385	$619,855	$439,495	$203,482	$75,220	$59,112	$2,802,549	6.3%
<600	6,226,932	3,802,976	2,684,114	1,300,940	430,387	467,173	14,912,522	33.4%
600-639	3,666,764	2,210,937	1,570,957	580,838	156,518	156,414	8,342,428	18.7%
640-679	2,584,001	1,381,664	991,775	327,850	88,443	84,671	5,458,404	12.2%
680-719	1,876,930	1,021,254	692,491	322,204	131,317	72,779	4,116,975	9.2%
720-759	1,196,671	664,152	524,294	321,172	133,447	49,809	2,889,545	6.5%
>=760	2,538,495	1,042,245	1,155,983	910,962	335,186	80,424	6,063,295	13.7%
Total	$19,495,178	$10,743,083	$8,059,109	$3,967,448	$1,350,518	$970,382	$44,585,718	100.0%
Current period gross write-offs - RICs and auto loans	$527,058	$1,545,761	$1,295,970	$618,628	$395,766	$10,081	$4,393,264
(1)    Loans originated during the year ended December 31, 2024.
(2)     Consists primarily of loans for which credit scores are not available or are not considered in the ALLL model.
(3)    Excludes LHFS.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

Personal Unsecured Loans

As of December 31, 2025	Personal Unsecured loans
(dollars in thousands)	Amortized Cost by Origination Year(3)
Credit Score Range	2025(1)	2024	2023	2022	2021	Prior	Total	Percent
No FICO (2)	$12,933	$—	$—	$—	$—	$132	$13,065	2.7%
<600	10	33	43	63	22	2,856	3,027	0.6%
600-639	618	775	1,100	937	223	5,034	8,687	1.8%
640-679	3,259	5,096	7,163	6,490	2,108	27,466	51,582	10.5%
680-719	10,976	15,836	19,759	16,262	5,302	56,950	125,085	25.4%
720-759	16,040	17,657	20,567	22,089	6,682	57,349	140,384	28.5%
>=760	25,948	19,823	17,241	19,149	6,854	61,680	150,695	30.5%
Total	$69,784	$59,220	$65,873	$64,990	$21,191	$211,467	$492,525	100.0%
Current period gross write-offs - personal unsecured loans	$6,757	$37,790	$67,922	$31,225	$5,572	$15,812	$165,078
(1)    Loans originated during the year ended December 31, 2025.
(2)     Consists primarily of loans for which credit scores are not available or are not considered in the ALLL model.
(3)    Excludes LHFS.

As of December 31, 2024	Personal Unsecured loans
(dollars in thousands)	Amortized Cost by Origination Year(3)
Credit Score Range	2024(1)	2023	2022	2021	2020	Prior	Total	Percent
No FICO (2)	$12,247	$—	$—	$—	$—	$44	$12,291	0.7%
<600	41	69	55	70	28	2,831	3,094	0.2%
600-639	697	4,621	6,309	721	202	5,208	17,758	1.0%
640-679	10,606	50,854	35,095	5,764	1,971	28,655	132,945	7.7%
680-719	129,635	175,986	77,455	14,800	5,161	60,513	463,550	27.0%
720-759	191,798	180,368	90,523	18,019	4,944	60,515	546,167	31.8%
>=760	220,123	154,570	75,909	19,481	5,433	64,406	539,922	31.6%
Total	$565,147	$566,468	$285,346	$58,855	$17,739	$222,172	$1,715,727	100.0%
Current period gross write-offs - personal unsecured loans	$7,457	$129,396	$146,710	$39,248	$2,229	$7,555	$332,595
(1)    Loans originated during the year ended December 31, 2024.
(2)     Consists primarily of loans for which credit scores are not available or are not considered in the ALLL model.
(3)    Excludes LHFS.

Schedule of Consumer Lending Asset Quality Indicators-FICO and LTV Ratio
Residential mortgage and home equity financing receivables by LTV and FICO range are summarized as follows:

As of December 31, 2025	Amortized Cost by Origination Year (4)
(dollars in thousands)
Residential mortgages	2025(1)	2024(1)	2023(1)	2022	2021	Prior	Grand Total	Revolving Loans
LTV ratios (3)
No LTV available (2)	$—	$—	$—	$—	$—	$1,575	$1,575	$—
<= 70%	—	—	—	213,683	970,129	2,824,077	4,007,889	—
70.01% - 110%	—	—	—	27,564	—	1,728	29,292	—
Greater than 110%	—	—	—	—	—	347	347	—
Total residential mortgages	$—	$—	$—	$241,247	$970,129	$2,827,727	$4,039,103	$—

FICO scores
No FICO score available	$—	$—	$—	$—	$—	$2,128	$2,128	$—
<600	—	—	—	12,154	23,111	152,269	187,534	—
600-679	—	—	—	21,836	47,536	217,424	286,796	—
680-759	—	—	—	58,146	197,808	689,329	945,283	—
>=760	—	—	—	149,111	701,674	1,766,577	2,617,362	—
Total residential mortgages	$—	$—	$—	$241,247	$970,129	$2,827,727	$4,039,103	$—
Current period gross write-offs - residential mortgages	$—	$—	$—	$24	$—	$14	$38

Home equity
LTV ratios
No LTV available (2)	$—	$—	$—	$853	$3,291	$44,206	$48,350	$30,498
<= 70%	—	—	—	36,924	143,788	1,561,212	1,741,924	1,680,721
70.01% - 110%	—	—	—	2,944	625	2,305	5,874	4,818
Greater than 110%	—	—	—	399	456	384	1,239	1,239
Total home equity	$—	$—	$—	$41,120	$148,160	$1,608,107	$1,797,387	$1,717,276

FICO scores
No FICO score available	$—	$—	$—	$593	$2,135	$41,918	$44,646	$26,795
<600	—	—	—	1,125	6,616	123,210	130,951	113,923
600-679	—	—	—	2,746	11,917	188,186	202,849	188,793
680-759	—	—	—	12,778	47,192	491,880	551,850	538,674
>=760	—	—	—	23,878	80,300	762,913	867,091	849,091
Total home equity	$—	$—	$—	$41,120	$148,160	$1,608,107	$1,797,387	$1,717,276
Current period gross write-offs - home equity	$—	$—	$—	$—	$—	$2,237	$2,237
(1) The Company ceased origination of new residential mortgage and home equity loans in 2022.
(2) Balances in the "No LTV available" or "No FICO score available" ranges primarily represent loans serviced by others, in run-off portfolios or for which a current LTV or FICO score is unavailable.
(3) The ALLL model considers LTV for financing receivables in first lien position and CLTV for financing receivables in second lien position for the Company.
(4) Excludes LHFS.
NOTE 3. LOANS AND ALLOWANCE FOR CREDIT LOSSES (continued)

As of December 31, 2024	Amortized Cost by Origination Year (4)
(dollars in thousands)
Residential mortgages	2024(1)	2023(1)	2022	2021	2020	Prior	Grand Total	Revolving Loans
LTV ratios (3)
No LTV available (2)	$—	$—	$—	$—	$—	$2,532	$2,532	$—
<= 70%	—	—	205,291	1,018,821	825,279	2,294,350	4,343,741	—
70.01% - 110%	—	—	52,481	14,558	—	2,073	69,112	—
Greater than 110%	—	—	—	—	—	362	362	—
Total residential mortgages	$—	$—	$257,772	$1,033,379	$825,279	$2,299,317	$4,415,747	$—

FICO scores
No FICO score available	$—	$—	$—	$—	$—	$2,633	$2,633	$—
<600	—	—	13,735	20,510	15,011	134,634	183,890	—
600-679	—	—	18,057	45,160	33,077	201,710	298,004	—
680-759	—	—	69,337	233,824	181,819	609,774	1,094,754	—
>=760	—	—	156,643	733,885	595,372	1,350,566	2,836,466	—
Total residential mortgages	$—	$—	$257,772	$1,033,379	$825,279	$2,299,317	$4,415,747	$—
Current period gross write-offs - residential mortgages	$—	$—	$26	$63	$17	$47	$153

Home equity
LTV ratios
No LTV available (2)	$—	$—	$1,636	$5,278	$4,648	$49,780	$61,342	$40,996
<= 70%	—	—	39,288	152,644	161,525	1,665,349	2,018,806	1,946,324
70.01% - 110%	—	—	3,741	1,474	—	4,324	9,539	8,412
Greater than 110%	—	—	690	545	—	443	1,678	1,678
Total home equity	$—	$—	$45,355	$159,941	$166,173	$1,719,896	$2,091,365	$1,997,410

FICO scores
No FICO score available	$—	$—	$678	$2,392	$2,485	$46,861	$52,416	$32,071
<600	—	—	928	4,302	6,270	130,273	141,773	122,068
600-679	—	—	3,828	10,849	8,516	209,631	232,824	216,096
680-759	—	—	15,820	52,248	54,234	533,004	655,306	639,403
>=760	—	—	24,101	90,150	94,668	800,127	1,009,046	987,772
Total home equity	$—	$—	$45,355	$159,941	$166,173	$1,719,896	$2,091,365	$1,997,410
Current period gross write-offs - home equity	$—	$—	$—	$—	$544	$3,198	$3,742
(1) The Company ceased origination of new residential mortgage and home equity loans in 2022.
(2) Balances in the "No LTV available" or "No FICO score available" ranges primarily represent loans serviced by others, in run-off portfolios or for which a current LTV or FICO score is unavailable.
(3) The ALLL model considers LTV for financing receivables in first lien position and CLTV for financing receivables in second lien position for the Company.
(4) Excludes LHFS.

Schedule of Loan Modifications and Performance of Modified Loans
The following table shows the amortized cost basis at the end of the reporting period for loans modified during the reporting period to borrowers experiencing financial difficulty, disaggregated by class of financing receivable and type of modification granted.

	Amortized Cost
	Year ended				Year ended				Year ended
	December 31, 2025				December 31, 2024				December 31, 2023
(dollars in thousands):	Payment Deferral Only	All Other Modifications	Total	% of Total Class of Financing Receivable	Payment Deferral Only	All Other Modifications	Total	% of Total Class of Financing Receivable	Payment Deferral Only	All Other Modifications	Total	% of Total Class of Financing Receivable
Commercial:
CRE	$903,470	$160,172	$1,063,642	12.71%	$377,174	$260,829	$638,003	7.40%	$102,760	$73,523	$176,283	2.02%
C&I	31,497	23,584	55,081	0.69%	99,862	40,936	140,798	1.64%	71,145	4,569	75,714	0.67%
Multifamily	228,442	84,484	312,926	3.26%	87,443	—	87,443	0.89%	24,144	8,919	33,063	0.31%
Other commercial	581	90	671	0.01%	68	150	218	—%	—	348	348	—%
Consumer:
Residential mortgages	—	4,392	4,392	0.08%	—	2,945	2,945	0.05%	—	4,537	4,537	0.09%
Home equity loans and lines of credit	—	2,751	2,751	0.15%	—	5,307	5,307	0.25%	—	5,730	5,730	0.23%
RICs and auto loans	1,287,763	98,182	1,385,945	3.24%	1,224,005	92,725	1,316,730	2.95%	815,506	299,051	1,114,557	2.55%
Total	$2,451,753	$373,655	$2,825,408	3.34%	$1,788,552	$402,892	$2,191,444	2.47%	$1,013,555	$396,677	$1,410,232	1.51%
The following table depicts the performance of loans that have been modified in the 12- month period prior to period-end:

	Amortized Cost			Amortized Cost			Amortized Cost
	As of December 31, 2025			As of December 31, 2024			As of December 31, 2023
(in thousands)	Current	30-89 DPD	90+ DPD	Current	30-89 DPD	90+ DPD	Current	30-89 DPD	90+ DPD

Commercial:
CRE	$1,012,890	$13,454	$37,298	$595,370	$36,731	$5,903	$156,412	$12,727	$7,144
C&I	52,507	2,145	429	116,850	7,060	16,887	71,327	4,196	191
Multifamily	280,786	32,140	—	67,513	19,930	—	24,527	—	8,536
Other commercial	671	—	—	150	68	—	348	—	—
Consumer:
Residential mortgages	3,792	600	—	2,532	216	197	3,879	151	507
Home equity loans and lines of credit	1,983	153	615	4,010	581	716	5,211	333	186
RICs and auto loans	884,041	456,365	45,539	894,242	387,367	35,121	724,752	358,395	31,410
Total	$2,236,670	$504,857	$83,881	$1,680,667	$451,953	$58,824	$986,456	$375,802	$47,974

Schedule of Payment Defaults of Prior Modification	The following table provides the amortized cost basis of financing receivables that had a payment default during the period and were modified in the 12-month period prior to default due to the borrower's financial difficulty:

	Amortized Cost
	Year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Payment deferral	All other modification types	Payment deferral	All other modification types	Payment deferral	All other modification types
(in thousands)
Commercial:
CRE	$45,980	$—	$—	$—	$7,144	$—
C&I	8,344	13,385	2,020	90	843	607
Multi-family	—	—	—	—	8,536	—
Consumer:
Residential mortgages	—	196	—	47	—	507
Home equity loans and lines of credit	—	319	—	323	—	186
RICs and auto loans	235,158	3,620	146,282	13,679	56,512	33,702
Total	$289,482	$17,520	$148,302	$14,139	$73,035	$35,002